John Hancock Funds
601 Congress Street
Boston, MA 02210

October 4, 2017

VIA EDGAR

U.S Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	John Hancock Sovereign Bond Fund (the “Registrant”), on behalf of:
John Hancock Bond Fund (the “Fund”)
File Nos. 002-48925; 811-02402

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), please accept this letter as notice that the forms of Prospectuses and Statement of Additional Information for the Fund, each dated October 1, 2017, that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from the forms of Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 73 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on September 28, 2017 via EDGAR.

If you have any questions or comments, please call me at 617-663-4311.

/s/ Thomas Dee
Thomas Dee
Assistant Secretary of the Trust